LEASE - Capital lease agreements (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Nov. 30, 2017	Apr. 30, 2017	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016
Capital leases
Capital lease assets			¥ 2,539,520		¥ 1,248,303
Present value of minimum lease payments			¥ 1,727,134		¥ 678,492
Beijing 2 Lease
Capital leases
Capital lease assets				¥ 157,000
Capital lease obligations				157,000
Present value of minimum lease payments				¥ 157,000
Shanghai 5 and 8 Lease
Capital leases
Capital lease assets	¥ 262,206
Capital lease obligations	262,206
Present value of minimum lease payments	¥ 262,206
Shanghai 5 Lease
Capital leases
Term of capital lease		20 years 3 months
Shanghai 8 Lease
Capital leases
Term of capital lease	20 years
Hebei Equipment Lease
Capital leases
Term of capital lease	3 years
Capital lease assets	¥ 177,922
Capital lease obligations	177,922
Present value of minimum lease payments	¥ 177,922